Related Parties (Details) - Schedule of current liabilities – related party - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Current liabilities – related parties	$ 264	$ 4
Shareholders of All Weather [Member]
Related Party Transaction [Line Items]
Current liabilities – related parties	$ 264	$ 4